FINANCIAL STATEMENTS

Variflex Separate Account

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and

Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1984.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2025
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025
LVIP American Century Ultra	For each of the two years in the period ended December 31, 2025
LVIP American Century Value	For each of the two years in the period ended December 31, 2025
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Core Series	For each of the two years in the period ended December 31, 2025
NAA Large Growth Series	For each of the two years in the period ended December 31, 2025
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Small Growth Series	For each of the two years in the period ended December 31, 2025
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2025
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2025
Royce Micro-Cap	For each of the two years in the period ended December 31, 2025

Variflex Separate Account

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon IP Technology Growth	1,024,875	$17,923,318	$17,925,070	$17,925,070	206,049	$87.05	$87.05
ClearBridge Variable Growth	425,506	8,082,406	5,633,697	5,633,697	152,259	37.06	37.06
ClearBridge Variable Small Cap Growth	233,091	6,676,881	6,573,164	6,573,164	144,134	45.61	45.61
Guggenheim VIF High Yield	361,592	9,454,859	8,942,182	8,942,182	205,295	43.64	43.64
Guggenheim VIF Total Return Bond	1,659,627	25,175,876	24,413,119	24,413,119	532,565	25.50	45.87
Invesco V.I. American Value	308,478	5,072,713	5,478,563	5,478,563	310,850	17.62	17.62
Invesco V.I. Comstock	629,407	12,324,018	13,400,065	13,400,065	317,884	42.17	42.17
Invesco V.I. Discovery Mid Cap Growth	120,908	7,705,215	7,666,796	7,666,796	206,168	37.19	37.19
Invesco V.I. Equity and Income	879,377	14,843,057	15,934,314	15,934,314	483,343	32.97	32.97
Invesco V.I. EVQ International Equity Fund	315,886	10,432,783	11,179,215	11,179,215	454,032	24.62	24.62
Invesco V.I. Global Real Estate	229,003	3,582,781	3,242,680	3,242,680	141,906	22.86	22.86
Invesco V.I. Government Money Market	22,244,773	22,244,773	22,244,773	22,244,773	2,099,242	10.60	10.81
Invesco V.I. Government Securities	519,747	5,559,692	5,478,134	5,478,134	458,353	11.96	11.96
Invesco V.I. Health Care	191,929	5,364,623	5,736,752	5,736,752	146,062	39.29	39.29
Invesco V.I. Main Street Mid Cap Fund®	587,495	6,181,192	6,168,697	6,168,697	170,807	36.15	36.15
Invesco V.I. Main Street Small Cap Fund®	331,942	8,396,512	9,198,118	9,198,118	183,287	50.18	50.18
LVIP American Century Ultra	3,056,890	70,989,511	91,593,588	91,593,588	1,188,791	77.05	77.05
LVIP American Century Value	5,064,595	55,558,837	65,520,663	65,520,663	1,550,786	42.25	42.25
MFS® VIT II Research International	1,868,468	30,451,771	37,873,848	37,873,848	1,734,522	21.84	21.84
MFS® VIT Total Return	433,851	9,803,939	9,822,376	9,822,376	363,794	27.02	27.02
MFS® VIT Utilities	235,491	7,383,069	8,670,778	8,670,778	201,070	43.11	43.11
NAA All Cap Value Series	2,050,590	56,098,974	61,107,590	61,107,590	626,079	97.69	103.82
NAA Large Cap Value Series	4,227,626	143,572,418	161,410,777	161,410,777	661,422	82.80	244.37
NAA Large Core Series	4,610,052	170,412,471	212,984,399	212,984,399	747,699	106.04	285.01
NAA Large Growth Series	1,798,518	34,448,288	40,574,572	40,574,572	707,868	57.45	60.64
NAA Mid Growth Series	2,792,414	123,656,561	138,755,066	138,755,066	810,691	140.12	171.22
NAA Small Cap Value Series	700,538	24,239,619	25,681,736	25,681,736	314,779	81.57	85.91
NAA Small Growth Series	579,794	14,944,022	17,602,541	17,602,541	323,526	54.41	57.60
NAA Smid-Cap Value Series	1,419,959	80,236,406	87,213,892	87,213,892	468,395	186.33	197.45
NAA World Equity Income Series	6,216,963	67,207,311	93,565,295	93,565,295	992,674	91.52	94.19
Neuberger Berman AMT Quality Equity Portfolio (a)	1,119,431	24,791,464	47,934,054	47,934,054	654,329	73.32	76.30
PIMCO VIT All Asset	286,281	2,901,362	2,742,571	2,742,571	114,276	24.04	24.04
PIMCO VIT CommodityRealReturn Strategy	228,490	1,634,568	1,437,203	1,437,203	157,293	9.13	9.13
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	252,086	2,627,337	2,530,940	2,530,940	138,956	18.22	18.22
PIMCO VIT Low Duration	496,513	4,826,153	4,855,893	4,855,893	361,478	13.45	13.45
PIMCO VIT Real Return	610,171	7,801,158	7,328,157	7,328,157	436,105	16.81	16.81
Royce Micro-Cap	249,834	2,581,473	2,375,917	2,375,917	78,052	30.49	30.49

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	BNY Mellon IP Technology Growth	ClearBridge Variable Growth	ClearBridge Variable Small Cap Growth
Net assets as of December 31, 2023	$13,525,190	$6,025,739	$6,637,035

Investment income (loss):
Dividend distributions	—	6,485	—
Investment Expenses:
Mortality and expense risk and administrative charges	(173,146)	(70,286)	(77,704)

Net investment income (loss)	(173,146)	(63,801)	(77,704)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,557,667	210,315
Realized capital gain (loss) on investments	1,084,412	(416,645)	(40,736)
Change in unrealized appreciation (depreciation)	2,153,602	(482,623)	108,738

Net gain (loss) on investments	3,238,014	658,399	278,317

Net increase (decrease) in net assets from operations	3,064,868	594,598	200,613

Contract owner transactions:
Variable annuity deposits	309,909	161,071	512,076
Terminations, withdrawals and annuity payments	(2,823,089)	(744,853)	(691,581)
Transfers between subaccounts, net	541,122	(432,366)	(426,852)
Maintenance charges and mortality adjustments	(3,365)	(1,382)	(5,687)

Increase (decrease) in net assets from contract transactions	(1,975,423)	(1,017,530)	(612,044)

Total increase (decrease) in net assets	1,089,445	(422,932)	(411,431)

Net assets as of December 31, 2024	$14,614,635	$5,602,807	$6,225,604

Investment income (loss):
Dividend distributions	—	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(189,152)	(68,545)	(76,389)

Net investment income (loss)	(189,152)	(68,545)	(76,389)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,617,421	920,777	446,299
Realized capital gain (loss) on investments	(257,022)	(514,227)	(22,383)
Change in unrealized appreciation (depreciation)	(3,454,913)	301,447	131,665

Net gain (loss) on investments	3,905,486	707,997	555,581

Net increase (decrease) in net assets from operations	3,716,334	639,452	479,192

Contract owner transactions:
Variable annuity deposits	272,366	134,187	578,468
Terminations, withdrawals and annuity payments	(1,454,131)	(799,220)	(755,892)
Transfers between subaccounts, net	777,931	57,654	53,067
Maintenance charges and mortality adjustments	(2,065)	(1,183)	(7,275)

Increase (decrease) in net assets from contract transactions	(405,899)	(608,562)	(131,632)

Total increase (decrease) in net assets	3,310,435	30,890	347,560

Net assets as of December 31, 2025	$17,925,070	$5,633,697	$6,573,164

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Total Return Bond	Invesco V.I. American Value
Net assets as of December 31, 2023	$9,113,546	$22,984,110	$3,343,015

Investment income (loss):
Dividend distributions	550,367	925,108	32,522
Investment Expenses:
Mortality and expense risk and administrative charges	(110,196)	(294,164)	(45,677)

Net investment income (loss)	440,171	630,944	(13,155)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	97,515
Realized capital gain (loss) on investments	(95,030)	(207,481)	(58,706)
Change in unrealized appreciation (depreciation)	216,459	33,616	928,557

Net gain (loss) on investments	121,429	(173,865)	967,366

Net increase (decrease) in net assets from operations	561,600	457,079	954,211

Contract owner transactions:
Variable annuity deposits	245,983	2,254,803	1,189,927
Terminations, withdrawals and annuity payments	(961,478)	(2,985,183)	(426,451)
Transfers between subaccounts, net	(58,729)	2,375,755	(23,620)
Maintenance charges and mortality adjustments	(1,326)	(20,143)	(439)

Increase (decrease) in net assets from contract transactions	(775,550)	1,625,232	739,417

Total increase (decrease) in net assets	(213,950)	2,082,311	1,693,628

Net assets as of December 31, 2024	$8,899,596	$25,066,421	$5,036,643

Investment income (loss):
Dividend distributions	615,489	986,524	10,813
Investment Expenses:
Mortality and expense risk and administrative charges	(108,612)	(294,673)	(59,996)

Net investment income (loss)	506,877	691,851	(49,183)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	776,922
Realized capital gain (loss) on investments	(77,720)	(190,850)	69,249
Change in unrealized appreciation (depreciation)	59,889	976,764	88,773

Net gain (loss) on investments	(17,831)	785,914	934,944

Net increase (decrease) in net assets from operations	489,046	1,477,765	885,761

Contract owner transactions:
Variable annuity deposits	127,893	1,488,979	400,118
Terminations, withdrawals and annuity payments	(1,264,808)	(3,708,157)	(533,718)
Transfers between subaccounts, net	691,576	109,946	(309,803)
Maintenance charges and mortality adjustments	(1,121)	(21,835)	(438)

Increase (decrease) in net assets from contract transactions	(446,460)	(2,131,067)	(443,841)

Total increase (decrease) in net assets	42,586	(653,302)	441,920

Net assets as of December 31, 2025	$8,942,182	$24,413,119	$5,478,563

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income
Net assets as of December 31, 2023	$9,776,798	$5,690,983	$15,959,271

Investment income (loss):
Dividend distributions	170,164	—	280,686
Investment Expenses:
Mortality and expense risk and administrative charges	(130,377)	(77,994)	(199,020)

Net investment income (loss)	39,787	(77,994)	81,666

Increase (decrease) in net assets from operations:
Capital gain distributions	798,185	—	685,617
Realized capital gain (loss) on investments	177,615	(54,435)	242,544
Change in unrealized appreciation (depreciation)	238,206	1,406,830	721,487

Net gain (loss) on investments	1,214,006	1,352,395	1,649,648

Net increase (decrease) in net assets from operations	1,253,793	1,274,401	1,731,314

Contract owner transactions:
Variable annuity deposits	236,948	1,813,174	289,805
Terminations, withdrawals and annuity payments	(1,198,715)	(669,289)	(2,536,084)
Transfers between subaccounts, net	2,510,489	(785,309)	492,852
Maintenance charges and mortality adjustments	(973)	(8,070)	(1,632)

Increase (decrease) in net assets from contract transactions	1,547,749	350,506	(1,755,059)

Total increase (decrease) in net assets	2,801,542	1,624,907	(23,745)

Net assets as of December 31, 2024	$12,578,340	$7,315,890	$15,935,526

Investment income (loss):
Dividend distributions	190,702	—	293,067
Investment Expenses:
Mortality and expense risk and administrative charges	(155,951)	(88,720)	(188,724)

Net investment income (loss)	34,751	(88,720)	104,343

Increase (decrease) in net assets from operations:
Capital gain distributions	1,413,230	740,305	840,838
Realized capital gain (loss) on investments	180,075	15,371	129,574
Change in unrealized appreciation (depreciation)	245,939	(440,321)	565,106

Net gain (loss) on investments	1,839,244	315,355	1,535,518

Net increase (decrease) in net assets from operations	1,873,995	226,635	1,639,861

Contract owner transactions:
Variable annuity deposits	668,961	1,140,142	316,231
Terminations, withdrawals and annuity payments	(2,449,873)	(691,092)	(2,498,552)
Transfers between subaccounts, net	729,676	(313,594)	543,926
Maintenance charges and mortality adjustments	(1,034)	(11,185)	(2,678)

Increase (decrease) in net assets from contract transactions	(1,052,270)	124,271	(1,641,073)

Total increase (decrease) in net assets	821,725	350,906	(1,212)

Net assets as of December 31, 2025	$13,400,065	$7,666,796	$15,934,314

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2023	$11,783,823	$4,033,514	$8,621,411

Investment income (loss):
Dividend distributions	169,352	93,123	709,538
Investment Expenses:
Mortality and expense risk and administrative charges	(138,797)	(45,624)	(193,119)

Net investment income (loss)	30,555	47,499	516,419

Increase (decrease) in net assets from operations:
Capital gain distributions	58,646	—	—
Realized capital gain (loss) on investments	88,628	(92,853)	—
Change in unrealized appreciation (depreciation)	(234,271)	(65,177)	—

Net gain (loss) on investments	(86,997)	(158,030)	—

Net increase (decrease) in net assets from operations	(56,442)	(110,531)	516,419

Contract owner transactions:
Variable annuity deposits	230,347	89,982	676,634
Terminations, withdrawals and annuity payments	(1,115,393)	(464,354)	(2,992,326)
Transfers between subaccounts, net	(419,560)	(120,731)	20,184,378
Maintenance charges and mortality adjustments	(2,022)	(602)	(9,273)

Increase (decrease) in net assets from contract transactions	(1,306,628)	(495,705)	17,859,413

Total increase (decrease) in net assets	(1,363,070)	(606,236)	18,375,832

Net assets as of December 31, 2024	$10,420,753	$3,427,278	$26,997,243

Investment income (loss):
Dividend distributions	131,391	65,908	904,947
Investment Expenses:
Mortality and expense risk and administrative charges	(132,992)	(40,459)	(296,635)

Net investment income (loss)	(1,601)	25,449	608,312

Increase (decrease) in net assets from operations:
Capital gain distributions	716,978	—	—
Realized capital gain (loss) on investments	109,217	(76,346)	—
Change in unrealized appreciation (depreciation)	686,461	262,969	—

Net gain (loss) on investments	1,512,656	186,623	—

Net increase (decrease) in net assets from operations	1,511,055	212,072	608,312

Contract owner transactions:
Variable annuity deposits	226,279	98,955	698,485
Terminations, withdrawals and annuity payments	(1,267,422)	(421,510)	(4,903,039)
Transfers between subaccounts, net	290,423	(73,426)	(1,146,666)
Maintenance charges and mortality adjustments	(1,873)	(689)	(9,562)

Increase (decrease) in net assets from contract transactions	(752,593)	(396,670)	(5,360,782)

Total increase (decrease) in net assets	758,462	(184,598)	(4,752,470)

Net assets as of December 31, 2025	$11,179,215	$3,242,680	$22,244,773

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2023	$3,347,361	$6,443,989	$4,403,515

Investment income (loss):
Dividend distributions	108,853	—	6,174
Investment Expenses:
Mortality and expense risk and administrative charges	(51,030)	(80,118)	(57,435)

Net investment income (loss)	57,823	(80,118)	(51,261)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	123,613
Realized capital gain (loss) on investments	(11,924)	50,716	(38,890)
Change in unrealized appreciation (depreciation)	(24,113)	301,980	629,832

Net gain (loss) on investments	(36,037)	352,696	714,555

Net increase (decrease) in net assets from operations	21,786	272,578	663,294

Contract owner transactions:
Variable annuity deposits	1,176,740	184,734	687,820
Terminations, withdrawals and annuity payments	(273,849)	(1,004,173)	(734,582)
Transfers between subaccounts, net	578,380	(306,969)	293,366
Maintenance charges and mortality adjustments	(16,417)	(1,038)	(6,182)

Increase (decrease) in net assets from contract transactions	1,464,854	(1,127,446)	240,422

Total increase (decrease) in net assets	1,486,640	(854,868)	903,716

Net assets as of December 31, 2024	$4,834,001	$5,589,121	$5,307,231

Investment income (loss):
Dividend distributions	149,364	—	6,220
Investment Expenses:
Mortality and expense risk and administrative charges	(62,109)	(67,703)	(68,675)

Net investment income (loss)	87,255	(67,703)	(62,455)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	226,077	595,637
Realized capital gain (loss) on investments	(9,161)	13,510	14,073
Change in unrealized appreciation (depreciation)	203,650	564,514	(118,803)

Net gain (loss) on investments	194,489	804,101	490,907

Net increase (decrease) in net assets from operations	281,744	736,398	428,452

Contract owner transactions:
Variable annuity deposits	1,013,166	115,062	1,001,590
Terminations, withdrawals and annuity payments	(645,037)	(603,925)	(575,521)
Transfers between subaccounts, net	12,434	(99,016)	18,296
Maintenance charges and mortality adjustments	(18,174)	(888)	(11,351)

Increase (decrease) in net assets from contract transactions	362,389	(588,767)	433,014

Total increase (decrease) in net assets	644,133	147,631	861,466

Net assets as of December 31, 2025	$5,478,134	$5,736,752	$6,168,697

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	LVIP American Century Ultra	LVIP American Century Value
Net assets as of December 31, 2023	$7,204,535	$69,563,210	$60,255,848

Investment income (loss):
Dividend distributions	—	—	1,695,012
Investment Expenses:
Mortality and expense risk and administrative charges	(92,524)	(887,496)	(745,173)

Net investment income (loss)	(92,524)	(887,496)	949,839

Increase (decrease) in net assets from operations:
Capital gain distributions	286,332	6,354,470	3,474,069
Realized capital gain (loss) on investments	107,275	6,285,116	1,037,228
Change in unrealized appreciation (depreciation)	460,877	5,615,184	(807,182)

Net gain (loss) on investments	854,484	18,254,770	3,704,115

Net increase (decrease) in net assets from operations	761,960	17,367,274	4,653,954

Contract owner transactions:
Variable annuity deposits	841,205	4,010,702	1,463,518
Terminations, withdrawals and annuity payments	(710,315)	(6,416,528)	(4,062,291)
Transfers between subaccounts, net	266,745	(18,594,870)	(1,408,284)
Maintenance charges and mortality adjustments	(7,489)	(39,049)	(8,491)

Increase (decrease) in net assets from contract transactions	390,146	(21,039,745)	(4,015,548)

Total increase (decrease) in net assets	1,152,106	(3,672,471)	638,406

Net assets as of December 31, 2024	$8,356,641	$65,890,739	$60,894,254

Investment income (loss):
Dividend distributions	20,802	—	925,213
Investment Expenses:
Mortality and expense risk and administrative charges	(103,929)	(982,148)	(764,060)

Net investment income (loss)	(83,127)	(982,148)	161,153

Increase (decrease) in net assets from operations:
Capital gain distributions	924,949	7,740,311	4,912,913
Realized capital gain (loss) on investments	82,767	2,064,056	1,235,143
Change in unrealized appreciation (depreciation)	(312,098)	2,925,418	2,296,854

Net gain (loss) on investments	695,618	12,729,785	8,444,910

Net increase (decrease) in net assets from operations	612,491	11,747,637	8,606,063

Contract owner transactions:
Variable annuity deposits	1,130,032	6,842,517	2,884,382
Terminations, withdrawals and annuity payments	(829,659)	(8,429,434)	(5,619,644)
Transfers between subaccounts, net	(58,775)	15,606,558	(1,225,226)
Maintenance charges and mortality adjustments	(12,612)	(64,429)	(19,166)

Increase (decrease) in net assets from contract transactions	228,986	13,955,212	(3,979,654)

Total increase (decrease) in net assets	841,477	25,702,849	4,626,409

Net assets as of December 31, 2025	$9,198,118	$91,593,588	$65,520,663

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2023	$29,025,248	$10,400,014	$9,172,180

Investment income (loss):
Dividend distributions	444,128	249,226	180,666
Investment Expenses:
Mortality and expense risk and administrative charges	(377,321)	(128,918)	(107,905)

Net investment income (loss)	66,807	120,308	72,761

Increase (decrease) in net assets from operations:
Capital gain distributions	—	534,587	251,541
Realized capital gain (loss) on investments	150,684	70,836	112,198
Change in unrealized appreciation (depreciation)	199,711	(62,697)	395,138

Net gain (loss) on investments	350,395	542,726	758,877

Net increase (decrease) in net assets from operations	417,202	663,034	831,638

Contract owner transactions:
Variable annuity deposits	2,810,446	476,739	141,845
Terminations, withdrawals and annuity payments	(1,760,561)	(1,317,905)	(1,495,403)
Transfers between subaccounts, net	318,352	(240,712)	62,008
Maintenance charges and mortality adjustments	(29,917)	(1,626)	(1,447)

Increase (decrease) in net assets from contract transactions	1,338,320	(1,083,504)	(1,292,997)

Total increase (decrease) in net assets	1,755,522	(420,470)	(461,359)

Net assets as of December 31, 2024	$30,780,770	$9,979,544	$8,710,821

Investment income (loss):
Dividend distributions	456,389	244,924	242,168
Investment Expenses:
Mortality and expense risk and administrative charges	(425,474)	(118,769)	(105,905)

Net investment income (loss)	30,915	126,155	136,263

Increase (decrease) in net assets from operations:
Capital gain distributions	—	720,579	120,770
Realized capital gain (loss) on investments	488,215	15,682	177,761
Change in unrealized appreciation (depreciation)	5,801,905	38,241	668,240

Net gain (loss) on investments	6,290,120	774,502	966,771

Net increase (decrease) in net assets from operations	6,321,035	900,657	1,103,034

Contract owner transactions:
Variable annuity deposits	3,559,245	178,047	138,234
Terminations, withdrawals and annuity payments	(2,797,950)	(1,315,975)	(1,323,714)
Transfers between subaccounts, net	60,038	81,432	43,748
Maintenance charges and mortality adjustments	(49,290)	(1,329)	(1,345)

Increase (decrease) in net assets from contract transactions	772,043	(1,057,825)	(1,143,077)

Total increase (decrease) in net assets	7,093,078	(157,168)	(40,043)

Net assets as of December 31, 2025	$37,873,848	$9,822,376	$8,670,778

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA All Cap Value Series	NAA Large Cap Value Series	NAA Large Core Series
Net assets as of December 31, 2023	$60,052,262	$162,334,735	$186,568,724

Investment income (loss):
Dividend distributions	984,973	2,845,633	6,153,205
Investment Expenses:
Mortality and expense risk and administrative charges	(746,039)	(2,022,666)	(2,452,150)

Net investment income (loss)	238,934	822,967	3,701,055

Increase (decrease) in net assets from operations:
Capital gain distributions	3,121,621	11,719,048	—
Realized capital gain (loss) on investments	1,860,708	5,204,268	6,603,930
Change in unrealized appreciation (depreciation)	52,539	1,264,631	33,210,255

Net gain (loss) on investments	5,034,868	18,187,947	39,814,185

Net increase (decrease) in net assets from operations	5,273,802	19,010,914	43,515,240

Contract owner transactions:
Variable annuity deposits	2,633,005	1,671,726	3,842,008
Terminations, withdrawals and annuity payments	(7,730,841)	(19,805,607)	(21,786,267)
Transfers between subaccounts, net	(863,006)	(1,513,470)	(3,479,149)
Maintenance charges and mortality adjustments	(28,824)	(23,982)	(55,153)

Increase (decrease) in net assets from contract transactions	(5,989,666)	(19,671,333)	(21,478,561)

Total increase (decrease) in net assets	(715,864)	(660,419)	22,036,679

Net assets as of December 31, 2024	$59,336,398	$161,674,316	$208,605,403

Investment income (loss):
Dividend distributions	863,118	2,542,009	5,827,159
Investment Expenses:
Mortality and expense risk and administrative charges	(710,438)	(1,919,609)	(2,487,763)

Net investment income (loss)	152,680	622,400	3,339,396

Increase (decrease) in net assets from operations:
Capital gain distributions	12,671,638	29,540,383	38,539,678
Realized capital gain (loss) on investments	1,290,831	4,470,534	8,448,204
Change in unrealized appreciation (depreciation)	(7,693,290)	(15,455,589)	(21,357,939)

Net gain (loss) on investments	6,269,179	18,555,328	25,629,943

Net increase (decrease) in net assets from operations	6,421,859	19,177,728	28,969,339

Contract owner transactions:
Variable annuity deposits	2,866,315	1,302,147	3,629,124
Terminations, withdrawals and annuity payments	(6,637,697)	(19,175,615)	(25,732,534)
Transfers between subaccounts, net	(840,615)	(1,545,740)	(2,422,217)
Maintenance charges and mortality adjustments	(38,670)	(22,059)	(64,716)

Increase (decrease) in net assets from contract transactions	(4,650,667)	(19,441,267)	(24,590,343)

Total increase (decrease) in net assets	1,771,192	(263,539)	4,378,996

Net assets as of December 31, 2025	$61,107,590	$161,410,777	$212,984,399

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Growth Series	NAA Mid Growth Series	NAA Small Cap Value Series
Net assets as of December 31, 2023	$30,221,806	$141,762,863	$28,863,204

Investment income (loss):
Dividend distributions	940,822	4,359,064	332,487
Investment Expenses:
Mortality and expense risk and administrative charges	(419,450)	(1,732,853)	(344,640)

Net investment income (loss)	521,372	2,626,211	(12,153)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,225,685
Realized capital gain (loss) on investments	1,076,527	5,414,369	918,311
Change in unrealized appreciation (depreciation)	7,361,548	13,343,037	(163,041)

Net gain (loss) on investments	8,438,075	18,757,406	1,980,955

Net increase (decrease) in net assets from operations	8,959,447	21,383,617	1,968,802

Contract owner transactions:
Variable annuity deposits	742,359	2,420,509	949,606
Terminations, withdrawals and annuity payments	(3,858,785)	(15,202,158)	(3,016,453)
Transfers between subaccounts, net	3,067,631	(19,206,746)	(1,091,703)
Maintenance charges and mortality adjustments	(5,140)	(22,015)	(10,644)

Increase (decrease) in net assets from contract transactions	(53,935)	(32,010,410)	(3,169,194)

Total increase (decrease) in net assets	8,905,512	(10,626,793)	(1,200,392)

Net assets as of December 31, 2024	$39,127,318	$131,136,070	$27,662,812

Investment income (loss):
Dividend distributions	940,952	4,002,028	260,678
Investment Expenses:
Mortality and expense risk and administrative charges	(465,657)	(1,678,682)	(305,229)

Net investment income (loss)	475,295	2,323,346	(44,551)

Increase (decrease) in net assets from operations:
Capital gain distributions	7,901,486	6,168,929	4,878,186
Realized capital gain (loss) on investments	1,382,624	2,325,064	674,736
Change in unrealized appreciation (depreciation)	(4,225,358)	(8,292,750)	(5,048,603)

Net gain (loss) on investments	5,058,752	201,243	504,319

Net increase (decrease) in net assets from operations	5,534,047	2,524,589	459,768

Contract owner transactions:
Variable annuity deposits	521,023	3,520,035	1,011,071
Terminations, withdrawals and annuity payments	(4,481,905)	(14,640,032)	(3,628,291)
Transfers between subaccounts, net	(119,698)	16,238,945	189,707
Maintenance charges and mortality adjustments	(6,213)	(24,541)	(13,331)

Increase (decrease) in net assets from contract transactions	(4,086,793)	5,094,407	(2,440,844)

Total increase (decrease) in net assets	1,447,254	7,618,996	(1,981,076)

Net assets as of December 31, 2025	$40,574,572	$138,755,066	$25,681,736

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Growth Series	NAA Smid-Cap Value Series	NAA World Equity Income Series
Net assets as of December 31, 2023	$18,531,061	$98,770,644	$86,916,785

Investment income (loss):
Dividend distributions	560,184	1,281,561	2,400,374
Investment Expenses:
Mortality and expense risk and administrative charges	(228,255)	(1,178,975)	(1,084,099)

Net investment income (loss)	331,929	102,586	1,316,275

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,612,746	—
Realized capital gain (loss) on investments	307,284	4,468,427	4,321,341
Change in unrealized appreciation (depreciation)	1,395,225	244,082	3,886,011

Net gain (loss) on investments	1,702,509	7,325,255	8,207,352

Net increase (decrease) in net assets from operations	2,034,438	7,427,841	9,523,627

Contract owner transactions:
Variable annuity deposits	327,867	2,167,361	1,322,952
Terminations, withdrawals and annuity payments	(2,192,589)	(11,809,801)	(11,474,761)
Transfers between subaccounts, net	(221,034)	(4,572,779)	(240,899)
Maintenance charges and mortality adjustments	(2,539)	(21,048)	(12,936)

Increase (decrease) in net assets from contract transactions	(2,088,295)	(14,236,267)	(10,405,644)

Total increase (decrease) in net assets	(53,857)	(6,808,426)	(882,017)

Net assets as of December 31, 2024	$18,477,204	$91,962,218	$86,034,768

Investment income (loss):
Dividend distributions	476,843	961,549	1,706,344
Investment Expenses:
Mortality and expense risk and administrative charges	(215,967)	(1,059,782)	(1,068,105)

Net investment income (loss)	260,876	(98,233)	638,239

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,794,120	14,292,859
Realized capital gain (loss) on investments	348,834	2,739,724	4,062,210
Change in unrealized appreciation (depreciation)	289,222	(18,360,596)	(1,787,133)

Net gain (loss) on investments	638,056	5,173,248	16,567,936

Net increase (decrease) in net assets from operations	898,932	5,075,015	17,206,175

Contract owner transactions:
Variable annuity deposits	386,253	1,854,286	1,035,030
Terminations, withdrawals and annuity payments	(2,143,631)	(10,255,164)	(10,246,498)
Transfers between subaccounts, net	(14,070)	(1,399,294)	(452,532)
Maintenance charges and mortality adjustments	(2,147)	(23,169)	(11,648)

Increase (decrease) in net assets from contract transactions	(1,773,595)	(9,823,341)	(9,675,648)

Total increase (decrease) in net assets	(874,663)	(4,748,326)	7,530,527

Net assets as of December 31, 2025	$17,602,541	$87,213,892	$93,565,295

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Neuberger Berman AMT Quality Equity Portfolio(a)	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2023	$42,964,768	$3,073,623	$1,363,384

Investment income (loss):
Dividend distributions	—	196,047	30,719
Investment Expenses:
Mortality and expense risk and administrative charges	(550,902)	(36,685)	(16,830)

Net investment income (loss)	(550,902)	159,362	13,889

Increase (decrease) in net assets from operations:
Capital gain distributions	2,143,524	—	—
Realized capital gain (loss) on investments	3,694,557	(58,833)	(75,971)
Change in unrealized appreciation (depreciation)	4,404,319	(22,886)	102,990

Net gain (loss) on investments	10,242,400	(81,719)	27,019

Net increase (decrease) in net assets from operations	9,691,498	77,643	40,908

Contract owner transactions:
Variable annuity deposits	959,435	64,708	57,431
Terminations, withdrawals and annuity payments	(7,071,053)	(326,885)	(103,975)
Transfers between subaccounts, net	372,943	(77,370)	1,947
Maintenance charges and mortality adjustments	(7,035)	(742)	(449)

Increase (decrease) in net assets from contract transactions	(5,745,710)	(340,289)	(45,046)

Total increase (decrease) in net assets	3,945,788	(262,646)	(4,138)

Net assets as of December 31, 2024	$46,910,556	$2,810,977	$1,359,246

Investment income (loss):
Dividend distributions	—	130,224	40,455
Investment Expenses:
Mortality and expense risk and administrative charges	(564,736)	(33,642)	(17,206)

Net investment income (loss)	(564,736)	96,582	23,249

Increase (decrease) in net assets from operations:
Capital gain distributions	2,739,306	—	—
Realized capital gain (loss) on investments	2,685,519	(57,260)	(51,532)
Change in unrealized appreciation (depreciation)	482,739	296,294	257,390

Net gain (loss) on investments	5,907,564	239,034	205,858

Net increase (decrease) in net assets from operations	5,342,828	335,616	229,107

Contract owner transactions:
Variable annuity deposits	541,136	56,904	22,200
Terminations, withdrawals and annuity payments	(4,558,996)	(454,392)	(204,805)
Transfers between subaccounts, net	(295,178)	(5,981)	31,701
Maintenance charges and mortality adjustments	(6,292)	(553)	(246)

Increase (decrease) in net assets from contract transactions	(4,319,330)	(404,022)	(151,150)

Total increase (decrease) in net assets	1,023,498	(68,406)	77,957

Net assets as of December 31, 2025	$47,934,054	$2,742,571	$1,437,203

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2023	$2,860,109	$3,634,067	$9,300,279

Investment income (loss):
Dividend distributions	103,198	520,236	235,587
Investment Expenses:
Mortality and expense risk and administrative charges	(34,735)	(157,868)	(108,930)

Net investment income (loss)	68,463	362,368	126,657

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(23,047)	5,166	(186,176)
Change in unrealized appreciation (depreciation)	73,754	(342,661)	155,865

Net gain (loss) on investments	50,707	(337,495)	(30,311)

Net increase (decrease) in net assets from operations	119,170	24,873	96,346

Contract owner transactions:
Variable annuity deposits	38,933	40,861	170,033
Terminations, withdrawals and annuity payments	(217,054)	(320,925)	(1,125,521)
Transfers between subaccounts, net	170,498	35,707,089	(424,882)
Maintenance charges and mortality adjustments	(490)	(920)	(1,589)

Increase (decrease) in net assets from contract transactions	(8,113)	35,426,105	(1,381,959)

Total increase (decrease) in net assets	111,057	35,450,978	(1,285,613)

Net assets as of December 31, 2024	$2,971,166	$39,085,045	$8,014,666

Investment income (loss):
Dividend distributions	98,434	535,115	253,679
Investment Expenses:
Mortality and expense risk and administrative charges	(34,055)	(164,622)	(92,710)

Net investment income (loss)	64,379	370,493	160,969

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(25,791)	(2,676)	(121,612)
Change in unrealized appreciation (depreciation)	36,585	357,655	454,184

Net gain (loss) on investments	10,794	354,979	332,572

Net increase (decrease) in net assets from operations	75,173	725,472	493,541

Contract owner transactions:
Variable annuity deposits	26,740	107,556	142,265
Terminations, withdrawals and annuity payments	(478,375)	(1,138,296)	(1,228,283)
Transfers between subaccounts, net	(63,109)	(33,922,673)	(92,927)
Maintenance charges and mortality adjustments	(655)	(1,211)	(1,105)

Increase (decrease) in net assets from contract transactions	(515,399)	(34,954,624)	(1,180,050)

Total increase (decrease) in net assets	(440,226)	(34,229,152)	(686,509)

Net assets as of December 31, 2025	$2,530,940	$4,855,893	$7,328,157

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

Royce Micro-Cap
Net assets as of December 31, 2023	$2,351,184

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(27,391)

Net investment income (loss)	(27,391)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,449
Realized capital gain (loss) on investments	(59,356)
Change in unrealized appreciation (depreciation)	181,497

Net gain (loss) on investments	282,590

Net increase (decrease) in net assets from operations	255,199

Contract owner transactions:
Variable annuity deposits	39,311
Terminations, withdrawals and annuity payments	(428,631)
Transfers between subaccounts, net	172,288
Maintenance charges and mortality adjustments	(462)

Increase (decrease) in net assets from contract transactions	(217,494)

Total increase (decrease) in net assets	37,705

Net assets as of December 31, 2024	$2,388,889

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(27,648)

Net investment income (loss)	(27,648)

Increase (decrease) in net assets from operations:
Capital gain distributions	360,162
Realized capital gain (loss) on investments	(21,887)
Change in unrealized appreciation (depreciation)	(35,299)

Net gain (loss) on investments	302,976

Net increase (decrease) in net assets from operations	275,328

Contract owner transactions:
Variable annuity deposits	41,709
Terminations, withdrawals and annuity payments	(258,807)
Transfers between subaccounts, net	(70,768)
Maintenance charges and mortality adjustments	(434)

Increase (decrease) in net assets from contract transactions	(288,300)

Total increase (decrease) in net assets	(12,972)

Net assets as of December 31, 2025	$2,375,917

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF High Yield	–	Security Investors, LLC	–
Guggenheim VIF Total Return Bond	–	Security Investors, LLC	–
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	–
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	–
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	–
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	–
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	–
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	–
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	–
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	–
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	–
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	–
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	–
LVIP American Century Value	Service Class	American Century Investment Management, Inc	–
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	–
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	–
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	–
NAA All Cap Value Series	–	Security Investors, LLC	–
NAA Large Cap Value Series	–	Security Investors, LLC	–
NAA Large Core Series	–	Security Investors, LLC	–
NAA Large Growth Series	–	Security Investors, LLC	–
NAA Mid Growth Series	–	Security Investors, LLC	–
NAA Small Cap Value Series	–	Security Investors, LLC	–
NAA Small Growth Series	–	Security Investors, LLC	–

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
NAA Smid-Cap Value Series	–	Security Investors, LLC	–
NAA World Equity Income Series	–	Security Investors, LLC	–
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	–
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	–
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	–
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	–
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	–
Royce Micro-Cap	Investment	Royce & Associates, LP	–

Thirty-seven subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:

Date	New Name	Old Name
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
BNY Mellon IP Technology Growth	$9,743,581	$2,721,211
ClearBridge Variable Growth	1,564,903	1,321,233
ClearBridge Variable Small Cap Growth	955,670	717,392
Guggenheim VIF High Yield	1,465,645	1,405,228
Guggenheim VIF Total Return Bond	3,079,314	4,518,530
Invesco V.I. American Value	1,784,925	1,501,027
Invesco V.I. Comstock	2,648,593	2,252,882
Invesco V.I. Discovery Mid Cap Growth	2,098,195	1,322,339
Invesco V.I. Equity and Income	2,044,501	2,740,393
Invesco V.I. EVQ International Equity Fund	1,543,317	1,580,533
Invesco V.I. Global Real Estate	217,199	588,420
Invesco V.I. Government Money Market	2,889,696	7,642,166
Invesco V.I. Government Securities	979,804	530,160
Invesco V.I. Health Care	465,317	895,710
Invesco V.I. Main Street Mid Cap Fund®	1,496,307	530,111
Invesco V.I. Main Street Small Cap Fund®	1,876,323	805,515
LVIP American Century Ultra	29,747,642	9,034,267
LVIP American Century Value	8,797,780	7,703,368
MFS® VIT II Research International	3,759,157	2,956,199
MFS® VIT Total Return	1,419,038	1,630,129
MFS® VIT Utilities	639,921	1,525,965
NAA All Cap Value Series	14,494,102	6,320,451
NAA Large Cap Value Series	32,711,789	21,990,273
NAA Large Core Series	45,723,728	28,434,997
NAA Large Growth Series	9,783,550	5,493,562
NAA Mid Growth Series	29,332,231	15,745,549
NAA Small Cap Value Series	6,096,883	3,704,092
NAA Small Growth Series	914,699	2,427,418
NAA Smid-Cap Value Series	22,110,529	11,237,983
NAA World Equity Income Series	16,757,742	11,502,292
Neuberger Berman AMT Quality Equity Portfolio (a)	3,299,045	5,443,805
PIMCO VIT All Asset	240,491	547,931

(a) Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
PIMCO VIT CommodityRealReturn Strategy	$129,727	$257,628
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	175,399	626,419
PIMCO VIT Low Duration	2,153,574	36,737,705
PIMCO VIT Real Return	480,182	1,499,263
Royce Micro-Cap	436,133	391,919

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
BNY Mellon IP Technology Growth	$29,775
ClearBridge Variable Growth	6,642
Guggenheim VIF High Yield	30,760
Guggenheim VIF Total Return Bond	97,765
Invesco V.I. American Value	39,896
Invesco V.I. Comstock	470,241
Invesco V.I. Global Real Estate	14,965
Invesco V.I. Government Money Market	118,890
Invesco V.I. Government Securities	38,719
Invesco V.I. Health Care	15,667
Invesco V.I. Main Street Small Cap Fund®	16,762
LVIP American Century Ultra	858,069
LVIP American Century Value	11,861
MFS® VIT Total Return	6,666
MFS® VIT Utilities	3,691
NAA All Cap Value Series	100,278
NAA Large Cap Value Series	1,960,164
NAA Large Core Series	1,707,445
NAA Large Growth Series	111,544
NAA Mid Growth Series	589,278
NAA Small Cap Value Series	41,516
NAA Small Growth Series	68,258

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
NAA Smid-Cap Value Series	$212,863
NAA World Equity Income Series	464,295
Neuberger Berman AMT Quality Equity Portfolio	217,136
PIMCO VIT All Asset	88,652
PIMCO VIT CommodityRealReturn Strategy	1,803
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	70,760
PIMCO VIT Low Duration	82,982
PIMCO VIT Real Return	35,829

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract. These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon IP Technology Growth	29,285	(35,477)	(6,192)	52,842	(83,899)	(31,057)
ClearBridge Variable Growth	18,898	(35,819)	(16,921)	6,572	(39,425)	(32,853)
ClearBridge Variable Small Cap Growth	12,937	(16,129)	(3,192)	11,788	(26,614)	(14,826)
Guggenheim VIF High Yield	20,982	(31,335)	(10,353)	9,820	(28,952)	(19,132)
Guggenheim VIF Total Return Bond	49,772	(97,852)	(48,080)	103,575	(65,206)	38,369
Invesco V.I. American Value	69,667	(99,776)	(30,109)	243,306	(193,231)	50,075
Invesco V.I. Comstock	27,820	(55,275)	(27,455)	79,673	(38,959)	40,714
Invesco V.I. Discovery Mid Cap Growth	40,496	(37,509)	2,987	95,724	(86,050)	9,674
Invesco V.I. Equity and Income	31,490	(85,504)	(54,014)	101,944	(159,562)	(57,618)
Invesco V.I. EVQ International Equity Fund	32,014	(63,999)	(31,985)	14,783	(73,592)	(58,809)
Invesco V.I. Global Real Estate	7,596	(25,501)	(17,905)	6,291	(28,935)	(22,644)
Invesco V.I. Government Money Market	198,385	(710,613)	(512,228)	2,292,645	(544,051)	1,748,594
Invesco V.I. Government Securities	74,991	(44,044)	30,947	150,749	(20,112)	130,637
Invesco V.I. Health Care	7,507	(23,583)	(16,076)	8,450	(38,678)	(30,228)
Invesco V.I. Main Street Mid Cap Fund®	27,404	(14,818)	12,586	30,387	(23,650)	6,737
Invesco V.I. Main Street Small Cap Fund®	21,102	(16,221)	4,881	26,894	(19,293)	7,601
LVIP American Century Ultra	353,996	(117,220)	236,776	78,889	(403,988)	(325,099)
LVIP American Century Value	77,465	(176,403)	(98,938)	70,843	(183,693)	(112,850)
MFS® VIT II Research International	173,525	(134,770)	38,755	158,134	(86,137)	71,997
MFS® VIT Total Return	19,472	(60,688)	(41,216)	48,308	(91,368)	(43,060)
MFS® VIT Utilities	7,686	(35,652)	(27,966)	13,192	(49,449)	(36,257)
NAA All Cap Value Series	13,242	(65,026)	(51,784)	17,385	(86,661)	(69,276)
NAA Large Cap Value Series	3,427	(89,115)	(85,688)	7,772	(101,410)	(93,638)
NAA Large Core Series	6,200	(100,880)	(94,680)	8,456	(102,943)	(94,487)
NAA Large Growth Series	19,713	(100,853)	(81,140)	100,258	(107,063)	(6,805)
NAA Mid Growth Series	121,764	(84,531)	37,233	14,939	(210,997)	(196,058)
NAA Small Cap Value Series	14,223	(45,487)	(31,264)	6,723	(47,737)	(41,014)
NAA Small Growth Series	8,819	(42,665)	(33,846)	9,857	(51,744)	(41,887)

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

Variflex Separate Account

Notes to Financial Statements (continued)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NAA Smid-Cap Value Series	2,805	(58,187)	(55,382)	3,756	(86,004)	(82,248)
NAA World Equity Income Series	10,182	(124,615)	(114,433)	23,512	(160,628)	(137,116)
Neuberger Berman AMT Quality Equity Portfolio(a)	9,678	(72,963)	(63,285)	23,116	(120,467)	(97,351)
PIMCO VIT All Asset	5,350	(23,198)	(17,848)	3,159	(19,078)	(15,919)
PIMCO VIT CommodityRealReturn Strategy	11,430	(28,744)	(17,314)	20,125	(25,739)	(5,614)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	4,856	(33,429)	(28,573)	18,551	(19,044)	(493)
PIMCO VIT Low Duration	124,431	(2,793,375)	(2,668,944)	2,812,170	(73,339)	2,738,831
PIMCO VIT Real Return	15,954	(88,034)	(72,080)	20,995	(107,784)	(86,789)
Royce Micro-Cap	3,379	(13,618)	(10,239)	9,445	(18,723)	(9,278)

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Technology Growth
2025	206,049	87.05	87.05	17,925,070	—	1.20	1.20	26.34	26.34
2024	212,241	68.90	68.90	14,614,635	—	1.20	1.20	23.88	23.88
2023	243,298	55.62	55.62	13,525,190	—	1.20	1.20	57.12	57.12
2022	222,315	35.40	35.40	7,866,997	—	1.20	1.20	(47.16)	(47.16)
2021	229,538	67.00	67.00	15,372,420	—	1.20	1.20	11.30	11.30
ClearBridge Variable Growth
2025	152,259	37.06	37.06	5,633,697	—	1.20	1.20	11.73	11.73
2024	169,180	33.17	33.17	5,602,807	—	1.20	1.20	11.09	11.09
2023	202,033	29.86	29.86	6,025,739	0.00	1.20	1.20	22.63	22.63
2022	263,620	24.35	24.35	6,412,769	—	1.20	1.20	(27.46)	(27.46)
2021	278,645	33.57	33.57	9,345,552	0.00	1.20	1.20	8.71	8.71
ClearBridge Variable Small Cap Growth
2025	144,134	45.61	45.61	6,573,164	—	1.20	1.20	7.93	7.93
2024	147,326	42.26	42.26	6,225,604	—	1.20	1.20	3.25	3.25
2023	162,152	40.93	40.93	6,637,035	—	1.20	1.20	7.09	7.09
2022	165,082	38.22	38.22	6,308,692	—	1.20	1.20	(29.69)	(29.69)
2021	171,416	54.36	54.36	9,318,180	—	1.20	1.20	11.26	11.26

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2025	205,295	43.64	43.64	8,942,182	6.90	1.20	1.20	5.54	5.54
2024	215,648	41.35	41.35	8,899,596	0.06	1.20	1.20	6.35	6.35
2023	234,780	38.88	38.88	9,113,546	0.05	1.20	1.20	10.67	10.67
2022	261,225	35.13	35.13	9,162,906	0.06	1.20	1.20	(10.77)	(10.77)
2021	259,566	39.37	39.37	10,204,467	0.05	1.20	1.20	4.13	4.13
Guggenheim VIF Total Return Bond
2025	532,565	25.50	45.87	24,413,119	3.99	1.00	1.20	6.19	6.38
2024	580,645	23.97	43.19	25,066,421	0.04	1.00	1.20	1.84	2.04
2023	542,276	23.49	42.41	22,984,110	0.04	1.00	1.20	5.66	5.91
2022	561,826	22.18	40.13	22,534,302	0.03	1.00	1.20	(17.16)	(16.99)
2021	637,278	26.72	48.44	30,853,831	0.02	1.00	1.20	(1.63)	(1.40)
Invesco V.I. American Value
2025	310,850	17.62	17.62	5,478,563	0.21	1.20	1.20	19.30	19.30
2024	340,959	14.77	14.77	5,036,643	0.01	1.20	1.20	28.55	28.55
2023	290,884	11.49	11.49	3,343,015	0.00	1.20	1.20	13.88	13.88
2022	254,392	10.09	10.09	2,566,603	0.00	1.20	1.20	(4.00)	(4.00)
2021	270,907	10.51	10.51	2,847,984	0.00	1.20	1.20	(0.02)	—
Invesco V.I. Comstock
2025	317,884	42.17	42.17	13,400,065	1.47	1.20	1.20	15.76	15.76
2024	345,339	36.43	36.43	12,578,340	0.02	1.20	1.20	13.45	13.45
2023	304,625	32.11	32.11	9,776,798	0.02	1.20	1.20	10.76	10.76
2022	309,318	28.99	28.99	8,963,658	0.01	1.20	1.20	(0.34)	(0.34)
2021	283,789	29.09	29.09	8,253,554	0.02	1.20	1.20	31.45	31.45
Invesco V.I. Discovery Mid Cap Growth
2025	206,168	37.19	37.19	7,666,796	—	1.20	1.20	3.28	3.28
2024	203,181	36.01	36.01	7,315,890	—	1.20	1.20	22.44	22.44
2023	193,507	29.41	29.41	5,690,983	—	1.20	1.20	11.49	11.49
2022	165,209	26.38	26.38	4,357,512	—	1.20	1.20	(31.94)	(31.94)
2021	168,787	38.76	38.76	6,542,744	—	1.20	1.20	17.35	17.35

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2025	483,343	32.97	32.97	15,934,314	1.84	1.20	1.20	11.16	11.16
2024	537,357	29.66	29.66	15,935,526	0.02	1.20	1.20	10.59	10.59
2023	594,975	26.82	26.82	15,959,271	0.02	1.20	1.20	8.89	8.89
2022	578,357	24.63	24.63	14,243,157	0.01	1.20	1.20	(8.81)	(8.81)
2021	619,385	27.01	27.01	16,728,973	0.02	1.20	1.20	16.93	16.93
Invesco V.I. EVQ International Equity Fund
2025	454,032	24.62	24.62	11,179,215	1.22	1.20	1.20	14.83	14.83
2024	486,017	21.44	21.44	10,420,753	0.02	1.20	1.20	(0.88)	(0.88)
2023	544,826	21.63	21.63	11,783,823	—	1.20	1.20	16.48	16.48
2022	602,333	18.57	18.57	11,186,729	0.01	1.20	1.20	(19.51)	(19.51)
2021	637,441	23.07	23.07	14,703,192	0.01	1.20	1.20	4.34	4.34
Invesco V.I. Global Real Estate
2025	141,906	22.86	22.86	3,242,680	1.98	1.20	1.20	6.57	6.57
2024	159,811	21.45	21.45	3,427,278	0.03	1.20	1.20	(2.99)	(2.99)
2023	182,455	22.11	22.11	4,033,514	0.01	1.20	1.20	7.75	7.75
2022	207,444	20.52	20.52	4,256,565	0.03	1.20	1.20	(25.84)	(25.84)
2021	215,021	27.67	27.67	5,949,047	0.03	1.20	1.20	24.19	24.19
Invesco V.I. Government Money Market
2025	2,099,242	10.60	10.81	22,244,773	3.68	1.00	1.20	2.51	2.76
2024	2,611,470	10.34	10.52	26,997,243	0.04	1.00	1.20	3.40	3.65
2023	862,876	10.00	10.15	8,621,411	0.05	1.00	1.20	3.41	3.57
2022	958,762	9.67	9.80	9,269,662	0.01	1.00	1.20	—	0.20
2021	918,288	9.67	9.78	8,874,402	0.00	1.00	1.20	(1.23)	(1.01)
Invesco V.I. Government Securities
2025	458,353	11.96	11.96	5,478,134	2.90	1.20	1.20	5.75	5.75
2024	427,406	11.31	11.31	4,834,001	0.03	1.20	1.20	0.18	0.18
2023	296,769	11.29	11.29	3,347,361	0.02	1.20	1.20	3.20	3.20
2022	223,927	10.94	10.94	2,446,714	0.01	1.20	1.20	(11.63)	(11.63)
2021	284,203	12.38	12.38	3,515,128	0.02	1.20	1.20	(3.58)	(3.58)

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Health Care
2025	146,062	39.29	39.29	5,736,752	—	1.20	1.20	13.92	13.92
2024	162,138	34.49	34.49	5,589,121	—	1.20	1.20	2.92	2.92
2023	192,366	33.51	33.51	6,443,989	—	1.20	1.20	1.79	1.79
2022	215,176	32.92	32.92	7,081,673	—	1.20	1.20	(14.36)	(14.36)
2021	231,095	38.44	38.44	8,880,575	0.00	1.20	1.20	10.97	10.97
Invesco V.I. Main Street Mid Cap Fund®
2025	170,807	36.15	36.15	6,168,697	0.11	1.20	1.20	7.65	7.65
2024	158,221	33.58	33.58	5,307,231	—	1.20	1.20	15.40	15.40
2023	151,484	29.10	29.10	4,403,515	0.00	1.20	1.20	12.75	12.75
2022	141,298	25.81	25.81	3,641,687	0.00	1.20	1.20	(15.46)	(15.46)
2021	147,210	30.53	30.53	4,489,116	0.00	1.20	1.20	21.39	21.39
Invesco V.I. Main Street Small Cap Fund®
2025	183,287	50.18	50.18	9,198,118	0.24	1.20	1.20	7.13	7.13
2024	178,406	46.84	46.84	8,356,641	—	1.20	1.20	11.05	11.05
2023	170,805	42.18	42.18	7,204,535	0.01	1.20	1.20	16.42	16.42
2022	174,784	36.23	36.23	6,333,808	0.00	1.20	1.20	(17.06)	(17.06)
2021	197,199	43.68	43.68	8,614,729	0.00	1.20	1.20	20.80	20.80
LVIP American Century Ultra
2025	1,188,791	77.05	77.05	91,593,588	—	1.20	1.20	11.33	11.33
2024	952,015	69.21	69.21	65,890,739	—	1.20	1.20	27.06	27.06
2023	1,277,114	54.47	54.47	69,563,210	—	1.20	1.20	41.55	41.55
2022	1,262,596	38.48	38.48	48,584,543	—	1.20	1.20	(33.28)	(33.28)
2021	1,028,697	57.67	57.67	59,320,632	—	1.20	1.20	21.54	21.54
LVIP American Century Value
2025	1,550,786	42.25	42.25	65,520,663	1.46	1.20	1.20	14.47	14.47
2024	1,649,724	36.91	36.91	60,894,254	0.03	1.20	1.20	7.99	7.99
2023	1,762,574	34.18	34.18	60,255,848	0.02	1.20	1.20	7.69	7.69
2022	1,846,590	31.74	31.74	58,607,187	0.02	1.20	1.20	(0.87)	(0.87)
2021	1,852,404	32.02	32.02	59,320,174	0.02	1.20	1.20	22.78	22.78

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT II Research International
2025	1,734,522	21.84	21.84	37,873,848	1.33	1.20	1.20	20.26	20.26
2024	1,695,767	18.16	18.16	30,780,770	0.01	1.20	1.20	1.57	1.57
2023	1,623,770	17.88	17.88	29,025,248	0.01	1.20	1.20	11.47	11.47
2022	1,533,791	16.04	16.04	24,593,553	0.02	1.20	1.20	(18.78)	(18.78)
2021	1,441,916	19.75	19.75	28,467,922	0.01	1.20	1.20	9.91	9.91
MFS® VIT Total Return
2025	363,794	27.02	27.02	9,822,376	2.47	1.20	1.20	9.57	9.57
2024	405,010	24.66	24.66	9,979,544	0.02	1.20	1.20	6.20	6.20
2023	448,070	23.22	23.22	10,400,014	0.02	1.20	1.20	8.86	8.86
2022	469,490	21.33	21.33	10,006,999	0.01	1.20	1.20	(10.90)	(10.90)
2021	569,497	23.94	23.94	13,627,678	0.02	1.20	1.20	12.45	12.45
MFS® VIT Utilities
2025	201,070	43.11	43.11	8,670,778	2.79	1.20	1.20	13.39	13.39
2024	229,036	38.02	38.02	8,710,821	0.02	1.20	1.20	9.98	9.98
2023	265,293	34.57	34.57	9,172,180	0.03	1.20	1.20	(3.49)	(3.49)
2022	288,713	35.82	35.82	10,343,727	0.02	1.20	1.20	(0.72)	(0.72)
2021	304,794	36.08	36.08	10,999,459	0.02	1.20	1.20	12.43	12.43
NAA All Cap Value Series
2025	626,079	97.69	103.82	61,107,590	1.43	1.00	1.20	11.51	11.74
2024	677,863	87.60	92.91	59,336,398	0.02	1.00	1.20	8.91	9.14
2023	747,139	80.43	85.13	60,052,262	0.02	1.00	1.20	7.23	7.45
2022	814,680	75.01	79.23	61,072,603	0.01	1.00	1.20	(2.36)	(2.16)
2021	879,278	76.82	80.98	67,510,910	0.02	1.00	1.20	25.42	25.69
NAA Large Cap Value Series
2025	661,422	82.80	244.37	161,410,777	1.57	1.00	1.20	12.78	13.02
2024	747,110	73.26	216.67	161,674,316	0.02	1.00	1.20	12.08	12.31
2023	840,748	65.23	193.30	162,334,735	0.02	1.00	1.20	7.96	8.18
2022	929,737	60.30	178.89	166,295,141	0.01	1.00	1.20	(2.50)	(2.30)
2021	1,004,944	61.72	183.64	184,371,115	0.02	1.00	1.20	25.51	25.75

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Core Series
2025	747,699	106.04	285.01	212,984,399	2.76	1.00	1.20	15.03	15.26
2024	842,379	92.00	247.76	208,605,403	0.03	1.00	1.20	24.36	24.61
2023	936,866	73.83	199.23	186,568,724	0.02	1.00	1.20	25.38	25.65
2022	1,011,032	58.76	158.83	160,580,290	0.01	1.00	1.20	(21.62)	(21.46)
2021	1,090,653	74.82	202.72	221,015,514	0.01	1.00	1.20	26.94	27.20
NAA Large Growth Series
2025	707,868	57.45	60.64	40,574,572	2.36	1.00	1.20	15.59	15.86
2024	789,008	49.70	52.34	39,127,318	0.03	1.00	1.20	30.58	30.85
2023	795,813	38.06	40.00	30,221,806	0.01	1.00	1.20	38.25	38.50
2022	848,134	27.53	28.88	23,301,753	0.00	1.00	1.20	(31.52)	(31.39)
2021	897,596	40.20	42.09	36,016,613	0.01	1.00	1.20	26.26	26.51
NAA Mid Growth Series
2025	810,691	140.12	171.22	138,755,066	2.97	1.00	1.20	0.94	1.16
2024	773,458	138.52	169.61	131,136,070	0.03	1.00	1.20	15.96	16.19
2023	969,516	119.22	146.27	141,762,863	0.01	1.00	1.20	24.89	25.15
2022	1,016,557	95.26	117.06	119,013,644	0.00	1.00	1.20	(28.64)	(28.50)
2021	974,005	133.23	164.12	159,805,399	0.01	1.00	1.20	12.32	12.55
NAA Small Cap Value Series
2025	314,779	81.57	85.91	25,681,736	0.98	1.00	1.20	2.06	2.26
2024	346,043	79.92	84.01	27,662,812	0.01	1.00	1.20	7.19	7.42
2023	387,057	74.56	78.21	28,863,204	0.01	1.00	1.20	8.97	9.19
2022	415,104	68.42	71.63	28,407,399	0.01	1.00	1.20	(4.89)	(4.70)
2021	439,433	71.94	75.16	31,618,056	0.01	1.00	1.20	24.66	24.91
NAA Small Growth Series
2025	323,526	54.41	57.60	17,602,541	2.64	1.00	1.20	5.24	5.44
2024	357,372	51.70	54.63	18,477,204	0.03	1.00	1.20	11.37	11.63
2023	399,259	46.42	48.94	18,531,061	0.01	1.00	1.20	19.58	19.80
2022	437,934	38.82	40.85	17,000,006	0.00	1.00	1.20	(27.49)	(27.34)
2021	481,279	53.54	56.22	25,766,312	0.00	1.00	1.20	5.27	5.46

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Smid-Cap Value Series
2025	468,395	186.33	197.45	87,213,892	1.07	1.00	1.20	6.06	6.27
2024	523,777	175.69	185.80	91,962,218	0.01	1.00	1.20	7.74	7.95
2023	606,025	163.07	172.11	98,770,644	0.01	1.00	1.20	8.42	8.64
2022	668,436	150.41	158.42	100,487,547	0.01	1.00	1.20	(3.04)	(2.84)
2021	727,738	155.12	163.05	112,831,636	0.02	1.00	1.20	22.27	22.51
NAA World Equity Income Series
2025	992,674	91.52	94.19	93,565,295	1.90	1.00	1.20	21.29	21.52
2024	1,107,107	75.31	77.66	86,034,768	0.03	1.00	1.20	11.23	11.45
2023	1,244,223	67.57	69.82	86,916,785	0.03	1.00	1.20	10.93	11.17
2022	1,380,024	60.78	62.93	86,897,346	0.02	1.00	1.20	(10.22)	(10.04)
2021	1,506,673	67.56	70.09	105,651,828	0.02	1.00	1.20	20.28	20.54
Neuberger Berman AMT Quality Equity Portfolio (a)
2025	654,329	73.32	76.30	47,934,054	—	1.00	1.20	12.08	12.30
2024	717,614	65.42	67.94	46,910,556	—	1.00	1.20	24.00	24.25
2023	814,965	52.76	54.68	42,964,768	0.00	1.00	1.20	25.05	25.30
2022	893,294	42.19	43.64	37,661,644	0.00	1.00	1.20	(19.62)	(19.45)
2021	970,459	52.49	54.18	50,909,639	0.00	1.00	1.20	21.67	21.92
PIMCO VIT All Asset
2025	114,276	24.04	24.04	2,742,571	4.69	1.20	1.20	12.81	12.81
2024	132,124	21.31	21.31	2,810,977	0.07	1.20	1.20	2.50	2.50
2023	148,043	20.79	20.79	3,073,623	0.03	1.20	1.20	6.83	6.83
2022	158,200	19.46	19.46	3,074,271	0.07	1.20	1.20	(12.89)	(12.89)
2021	183,542	22.34	22.34	4,095,828	0.12	1.20	1.20	14.86	14.86

(a) Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2025	157,293	9.13	9.13	1,437,203	2.89	1.20	1.20	17.35	17.35
2024	174,607	7.78	7.78	1,359,246	0.02	1.20	1.20	2.91	2.91
2023	180,221	7.56	7.56	1,363,384	0.14	1.20	1.20	(9.03)	(9.03)
2022	329,561	8.31	8.31	2,738,306	0.25	1.20	1.20	7.36	7.36
2021	344,899	7.74	7.74	2,670,502	0.04	1.20	1.20	31.63	31.63
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2025	138,956	18.22	18.22	2,530,940	3.58	1.20	1.20	2.71	2.71
2024	167,529	17.74	17.74	2,971,166	0.04	1.20	1.20	4.17	4.17
2023	168,022	17.03	17.03	2,860,109	0.03	1.20	1.20	7.72	7.72
2022	185,302	15.81	15.81	2,928,581	0.02	1.20	1.20	(11.23)	(11.23)
2021	200,130	17.81	17.81	3,563,208	0.01	1.20	1.20	(3.10)	(3.10)
PIMCO VIT Low Duration
2025	361,478	13.45	13.45	4,855,893	2.44	1.20	1.20	4.26	4.26
2024	3,030,422	12.90	12.90	39,085,045	0.02	1.20	1.20	3.20	3.20
2023	291,591	12.50	12.50	3,634,067	0.08	1.20	1.20	3.73	3.73
2022	322,344	12.05	12.05	3,869,021	0.01	1.20	1.20	(6.88)	(6.88)
2021	2,244,807	12.94	12.94	29,029,909	0.00	1.20	1.20	(2.12)	(2.12)
PIMCO VIT Real Return
2025	436,105	16.81	16.81	7,328,157	3.31	1.20	1.20	6.53	6.53
2024	508,185	15.78	15.78	8,014,666	0.03	1.20	1.20	0.90	0.90
2023	594,974	15.64	15.64	9,300,279	0.03	1.20	1.20	2.42	2.42
2022	698,283	15.27	15.27	10,656,995	0.07	1.20	1.20	(12.94)	(12.94)
2021	688,270	17.54	17.54	12,068,157	0.05	1.20	1.20	4.34	4.34
Royce Micro-Cap
2025	78,052	30.49	30.49	2,375,917	—	1.20	1.20	12.51	12.51
2024	88,291	27.10	27.10	2,388,889	—	1.20	1.20	12.31	12.31
2023	97,569	24.13	24.13	2,351,184	—	1.20	1.20	17.36	17.36
2022	104,330	20.56	20.56	2,142,386	—	1.20	1.20	(23.37)	(23.37)
2021	117,865	26.83	26.83	3,158,700	—	1.20	1.20	28.43	28.43

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.